[PHOTO OMITTED]

                        Semiannual Report March 31, 2002

Oppenheimer
International Bond Fund

[LOGO OMITTED]
OPPENHEIMERFUNDS[R]
The Right Way to Invest

REPORT HIGHLIGHTS


    CONTENTS

 1  Letter to Shareholders

 3  An Interview with Your Fund's Managers

 8  Financial Statements

33  Officers and Trustees


FUND OBJECTIVE
Oppenheimer International Bond Fund seeks total return. As a secondary objective, the Fund seeks income when consistent with total return.



---------------------------------
CUMULATIVE TOTAL RETURNS*

          For the 6-Month Period
          Ended 3/31/02

          Without      With
          Sales Chg.   Sales Chg.
---------------------------------
Class A   7.01%        1.92%
---------------------------------
Class B   6.61         1.61
---------------------------------
Class C   6.61         5.61
---------------------------------
Class N   6.89         5.89

---------------------------------
AVERAGE ANNUAL TOTAL RETURNS*
          For the 1-Year Period
          Ended 3/31/02

          Without      With
          Sales Chg.   Sales Chg.
---------------------------------
Class A   7.11%        2.02%
---------------------------------
Class B   6.29         1.29
---------------------------------
Class C   6.30         5.30
---------------------------------
Class N   6.94         5.94
---------------------------------


  SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

 *SEE NOTES PAGE 7 FOR FURTHER DETAILS.

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

Dear Shareholder,

2001 marked a year of unprecedented volatility, uncertainty and change. At OppenheimerFunds, we understand that these are challenging times. To look ahead, we must learn to reflect on the unimaginable year that has just past.
   For the first time in a decade, the United States economy slipped into a recession. Sharply reduced corporate capital spending and weakened consumer confidence contributed to the slowdown. A key factor to remember is that the recession is a natural part of the economic cycle and is following one of the longest periods of growth in U.S. history. In many ways, we are on the road to recovery. Apart from the monetary and fiscal stimulus the government and the Federal Reserve Bank have provided, the market has refocused on the importance of company fundamentals across all industries.
   The tragedy of September 11 brought great uncertainty to our lives. Yet "America is successful because of the hard work and creativity and enterprise of our people," declared President George W. Bush. "These were the strengths of our economy before September 11, and they are our strengths today."
   While the volatility of the economy is beyond anyone's control, there are steps you can take during these challenging times to help protect your investments. Most importantly, work closely with your financial advisor. Your advisor can help maintain balance in your portfolio, while ensuring that your investments have a long-term purpose and address your goals. A strategy that manages risk and the potential for rewards across many sectors of the market is one of the best ways to diversify your portfolio. You should also maintain an appropriate level of awareness about your funds.

[PHOTO OF JAMES C. SWAIN OMITTED]
JAMES C. SWAIN
Chairman
Oppenheimer
International Bond Fund

[PHOTO OF JOHN V. MURPHY OMITTED]
JOHN V. MURPHY
President
Oppenheimer
International Bond Fund



   1  OPPENHEIMER INTERNATIONAL BOND FUND

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

   Fund communications, including this report, can help you better understand the objectives, strategies and performance of your fund. To supplement these communications, we encourage you to use our website, WWW.OPPENHEIMERFUNDS.COM, for timely fund information.
   This year will be full of new challenges. At OppenheimerFunds we pledge to provide you with the seasoned expertise and management experience that should help pave the way for a brighter future. Our vision is clear and focused, we are well positioned for the future and we hold a commitment to you, our shareholders, that we shall keep your long-term interests always in mind.
   In the face of adversity, we stood strong and proud. And despite the challenges we faced, we came together as never before with a greater sense of strength and resolve.
   We thank you for your continued support and confidence. We hope that you can see the strength and spirit that has led and continues to lead us towards a bright future. And we look forward to sharing with you the strength, expertise and resolve that makes OppenheimerFunds, an integral part of THE RIGHT WAY TO INVEST.


Sincerely,

/S/SIGNATURE                 /S/SIGNATURE
James C. Swain               John V. Murphy
April 19, 2002


THESE GENERAL MARKET VIEWS REPRESENT OPINIONS OF OPPENHEIMERFUNDS, INC. AND ARE NOT INTENDED TO PREDICT PERFORMANCE OF THE SECURITIES MARKETS OR ANY PARTICULAR FUND. SPECIFIC INFORMATION THAT APPLIES TO YOUR FUND IS CONTAINED IN THE PAGES THAT FOLLOW.



   2  OPPENHEIMER INTERNATIONAL BOND FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS
--------------------------------------------------------------------------------

Q. HOW DID OPPENHEIMER INTERNATIONAL BOND FUND PERFORM OVER THE SIX-MONTH PERIOD THAT ENDED MARCH 31, 2002?
A. We are pleased with the Fund's relative performance as it produced considerably better performance, in terms of total return, than its peer group average.(1)
   We attribute the Fund's strong performance to its emphasis on emerging-markets bonds, which rebounded sharply after declining in the immediate aftermath of September 11. Our security selection strategy within the emerging-markets sector also contributed to the Fund's performance. This enabled the Fund to avoid many of the problems associated with Argentina's default on its sovereign debt, while participating in the benefits of Russia's emergence as a major oil producer.

WHAT EXTERNAL EVENTS AND ECONOMIC TRENDS AFFECTED THE FUND'S INVESTMENTS?
The six-month period was highly volatile. First, of course, were the events of September 11, which sent shockwaves around the world. Immediately after, bonds from the emerging markets fell as investors reacted to new economic uncertainties, which had the potential to adversely affect emerging nations' export markets. At the same time, government bonds of some developed nations rallied as investors sought relatively safer havens in a "flight to quality." The international bond markets proved remarkably resilient, however, and negatively affected markets quickly regained much of the lost ground as investors became more comfortable with the new economic and political landscape.

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT TEAM
Art Steinmetz
Ruggiero de'Rossi
--------------------------------------------------------------------------------




1. Source: Lipper Analytical Services, 3/31/02. The average of the total return of the 47 funds in the Lipper International Income Funds Category for the six-month period ended 3/31/02 was -1.99%. Lipper rankings are based on total returns, but do not consider sales charges.



   3  OPPENHEIMER INTERNATIONAL BOND FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS
--------------------------------------------------------------------------------

   The second economic shock of the period was the culmination of Argentina's longstanding fiscal problems as they defaulted on existing debt. Although Argentina's problems were generally well known, their impact on other Latin American economies was uncertain, causing many investors to shun bonds issued by Argentina's neighbors. Ultimately, Argentina's problems did not spread, and bonds of other Latin American countries, such as Brazil, rallied.
   Finally, during the second half of the reporting period, signs of potential economic recovery in the United States positively influenced bond prices in the emerging markets, particularly in Asia. That's because a better U.S. economy held positive implications for exports.

WITHIN THE EMERGING MARKETS, WHAT REGIONS CONTRIBUTED MOST POSITIVELY TO THE FUND'S PERFORMANCE?
The Fund's relative performance was helped by investments we did not make. We eliminated the Fund's Argentina holdings well before the reporting period began, and the Fund therefore was not significantly hurt by Argentina's default. Similarly, the Fund held very few bonds from Middle East nations, which were affected by the U.S. war on terrorism.
   The Fund received particularly strong relative performance from its holdings of bonds from Russia, an area we emphasized heavily during the period. Russia's debt benefited from the nation's emergence as a major oil producer and refiner. As OPEC nations reduced production during the period, Russia increased production and captured a larger share of the world's energy market.



   4  OPPENHEIMER INTERNATIONAL BOND FUND

HOW DID BONDS FARE IN THE DEVELOPED MARKETS?
Overall, the developed markets represented a drag on the Fund's performance. However, the Fund held fewer of these bonds than its benchmark, positively influencing the Fund's relative performance. Developed market bonds languished because a strong U.S. dollar relative to most other currencies eroded returns for U.S. investors. In addition, Japan's ongoing economic problems made its bonds relatively unattractive, in our view. In Europe, where central banks cut interest rates less aggressively than in the United States, bonds suffered from expectations that a stronger economy might affect bond prices negatively.
   Within the developed markets, we primarily emphasized bonds from Scandinavia, Canada, Australia and New Zealand. These nations' bonds offered relatively high yields, making them less vulnerable to price erosion in the event that economies strengthen and interest rates rise.

WHAT IS YOUR OUTLOOK FOR THE FUTURE IN THE INTERNATIONAL BOND MARKETS?
We are generally optimistic. In the emerging markets, we believe that long-term export growth should continue to benefit from a recovery of the U.S. and global economies. Over the near term, however, we may see the emerging markets pull back as they consolidate recent gains, and we have positioned the Fund accordingly. In the developed markets, we believe that bond prices may be vulnerable to potentially higher interest rates. However, by emphasizing regions with higher yields and maintaining a relatively short average duration (a measure of

---------------------------------
AVERAGE ANNUAL
TOTAL RETURNS WITH
SALES CHARGE

For the Periods Ended 3/31/02(2)

Class A
1-Year  5-Year 10-Year
---------------------------------
2.02%   2.77%  6.30%

Class B        Since
1-Year  5-Year Inception
---------------------------------
1.29%   2.75%  6.35%

Class C        Since
1-Year  5-Year Inception
---------------------------------
5.30%   3.06%  6.26%

Class N        Since
1-Year  5-Year Inception
---------------------------------
5.94%   N/A    2.61%

---------------------------------
STANDARDIZED YIELDS

For the 30 Days Ended 3/31/02(3)
---------------------------------
Class A        5.25%
---------------------------------
Class B        4.70
---------------------------------
Class C        4.69
---------------------------------
Class N        5.48
---------------------------------



2. See Notes page 7 for further details.
3. Standardized yield is based on net investment income for the 30-day period ended March 31, 2002. Falling share price will tend to artificially raise yields.



   5  OPPENHEIMER INTERNATIONAL BOND FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS
--------------------------------------------------------------------------------


sensitivity to changing interest rates), we are seeking to help manage these risks effectively. After all, finding opportunities and managing risks are essential to what makes Oppenheimer International Bond Fund part of THE RIGHT WAY TO INVEST.


TOP TEN GEOGRAPHICAL DIVERSIFICATION HOLDINGS(4)
--------------------------------------------------------------
United States                                           18.8%
--------------------------------------------------------------
Brazil                                                  10.2
--------------------------------------------------------------
Germany                                                  9.6
--------------------------------------------------------------
Russia                                                   7.8
--------------------------------------------------------------
Venezuela                                                5.1
--------------------------------------------------------------
France                                                   4.0
--------------------------------------------------------------
The Netherlands                                          3.6
--------------------------------------------------------------
Peru                                                     3.5
--------------------------------------------------------------
Austria                                                  3.4
--------------------------------------------------------------
Italy                                                    3.4



------------------------
REGIONAL ALLOCATION(4)

[PIE CHART OMITTED]


o Europe          35.8%
o Latin
   America        25.6
o U.S./Canada     20.4
o Emerging
   Europe          9.7
o Asia             7.3
o Middle East/
   Africa          1.2
------------------------

4. Portfolio is subject to change. Percentages are as of March 31, 2002, and are based on total market value of investments.



   6  OPPENHEIMER INTERNATIONAL BOND FUND

NOTES
--------------------------------------------------------------------------------


IN REVIEWING PERFORMANCE, PLEASE REMEMBER THAT PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. BECAUSE OF ONGOING MARKET VOLATILITY, THE FUND'S PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATIONS, AND CURRENT PERFORMANCE MAY BE MORE OR LESS THAN THE RESULTS SHOWN. FOR UPDATES ON THE FUND'S PERFORMANCE, VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deductions of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.525.7048 or visit the OppenheimerFunds website at WWW.OPPENHEIMERFUNDS.COM. Read the prospectus carefully before you invest or send money.

CLASS A shares of the Fund were first publicly offered on 6/15/95.
Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%.

CLASS B shares of the Fund were first publicly offered on 6/15/95. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 6/15/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% (since inception) if redeemed within the first 18 months. Class N shares are subject to an annual 0.25% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.



   7  OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS  March 31, 2002 / Unaudited
-------------------------------------------------------------------------------------------------

                                                                     PRINCIPAL     MARKET VALUE
                                                                        AMOUNT       SEE NOTE 1
=================================================================================================
 MORTGAGE-BACKED OBLIGATIONS--0.0%
-------------------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp., Gtd. Multiclass
 Mtg. Participation Certificates, 11.50%, 1/1/18 (Cost $7,670)      $    7,644     $      8,669
=================================================================================================
 FOREIGN GOVERNMENT OBLIGATIONS--69.3%
-------------------------------------------------------------------------------------------------
 ARGENTINA--1.3%
 Argentina (Republic of) Bonds:
 11.375%, 3/15/10(1,2)                                               1,165,000          279,600
 11.75%, 6/15/15(1)                                                  3,405,000          902,325
 Series 2018, 3.063%, 6/19/18(1)                                     2,159,644          442,727
-------------------------------------------------------------------------------------------------
 Argentina (Republic of) Par Bonds, 6.017%, 3/31/23(1,2)             1,065,000          464,606
-------------------------------------------------------------------------------------------------
 Argentina (Republic of) Unsec. Bonds, 12.375%, 2/21/12(1,2)           115,000           26,450
-------------------------------------------------------------------------------------------------
 Argentina (Republic of) Unsec. Unsub. Nts., 11.75%, 4/7/09(1,2)       110,000           27,500
-------------------------------------------------------------------------------------------------
 Argentina (Republic of) Unsub. Bonds, Series 2031, 2.79%,
 6/19/31(1)                                                          2,093,500          460,570
-------------------------------------------------------------------------------------------------
 Buenos Aires (Province of) Bonds, Bonos de Consolidacion de Deudas,
 Series PBA1, 3.257%, 4/1/07(1,3) [ARP]                              3,302,386          343,339
                                                                                   --------------
                                                                                      2,947,117

-------------------------------------------------------------------------------------------------
 AUSTRIA--3.5%
 Austria (Republic of) Bonds, Series 99 4, 5.50%, 1/15/10 [EUR]      8,740,000        7,708,649
-------------------------------------------------------------------------------------------------
 BELGIUM--2.5%
 Belgium (Kingdom of) Bonds, 5.50%, 3/28/28 [EUR]                    2,850,000        2,410,755
-------------------------------------------------------------------------------------------------
 Belgium (Kingdom of) Treasury Bills, Zero Coupon,
 3.36%, 7/18/02(4) [EUR]                                             3,600,000        3,109,708
                                                                                   --------------
                                                                                      5,520,463

-------------------------------------------------------------------------------------------------
 BRAZIL--6.8%
 Brazil (Federal Republic of) Bonds:
 10.125%, 5/15/27                                                      900,000          715,500
 12.25%, 3/6/30                                                        195,000          180,375
-------------------------------------------------------------------------------------------------
 Brazil (Federal Republic of) Debt Capitalization Bonds,
 Series 20 yr., 8%, 4/15/14                                         11,612,196        9,492,970
-------------------------------------------------------------------------------------------------
 Brazil (Federal Republic of) Unsec. Unsub. Bonds, 11%, 8/17/39      5,700,200        4,716,916
                                                                                   --------------
                                                                                     15,105,761

-------------------------------------------------------------------------------------------------
 CANADA--1.6%
 Canada (Government of) Bonds, 5.50%, 6/1/09 [CAD]                   5,750,000        3,576,648
-------------------------------------------------------------------------------------------------
 COLOMBIA--1.3%
 Colombia (Republic of) Unsec. Unsub. Bonds, 8.375%, 2/15/27         1,930,000        1,394,425
-------------------------------------------------------------------------------------------------
 Colombia (Republic of) Unsec. Unsub. Nts., 11.375%, 1/31/08 [EUR]   1,640,000        1,438,389
                                                                                   --------------
                                                                                      2,832,814

-------------------------------------------------------------------------------------------------
 ECUADOR--1.7%
 Ecuador (Republic of) Unsec. Bonds, 5%, 8/15/30(5,6)                6,730,000        3,677,945
-------------------------------------------------------------------------------------------------
 FINLAND--1.5%
 Finland (Republic of) Bonds, 5.75%, 2/23/11 [EUR]                   3,580,000        3,195,534



   8  OPPENHEIMER INTERNATIONAL BOND FUND

                                                                     PRINCIPAL     MARKET VALUE
                                                                        AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------------------------
 FRANCE--4.0%
 France (Government of) Obligations Assimilables du
 Tresor Bonds, 5.75%, 10/25/32 [EUR]                              $  4,615,000    $   4,107,293
-------------------------------------------------------------------------------------------------
 France (Government of) Treasury Bills, Zero Coupon,
 3.37%, 9/5/02(4) [EUR]                                              5,595,000        4,809,360
                                                                                   --------------
                                                                                      8,916,653

-------------------------------------------------------------------------------------------------
 GERMANY--9.8%
 Germany (Republic of) Bonds:
 5%, 9/13/02 [EUR]                                                  13,385,000       11,749,472
 5.50%, 1/4/31 [EUR]                                                11,315,000        9,814,940
                                                                                   --------------
                                                                                     21,564,412

-------------------------------------------------------------------------------------------------
 GREAT BRITAIN--3.0%
 United Kingdom Treasury Bonds:
 7.75%, 9/8/06(7) [GBP]                                              2,605,000        4,057,473
 8%, 12/7/15 [GBP]                                                   1,370,000        2,457,133
                                                                                   --------------
                                                                                      6,514,606

-------------------------------------------------------------------------------------------------
 GREECE--1.3%
 Greece (Hellenic Republic of) Bonds, 5.35%, 5/18/11 [EUR]           3,320,000        2,857,600
-------------------------------------------------------------------------------------------------
 GUATEMALA--0.3%
 Guatemala (Republic of) Nts., 10.25%, 11/8/11(3)                      595,000          667,888
-------------------------------------------------------------------------------------------------
 HUNGARY--1.1%
 Hungary (Government of) Bonds:
 Series 04/J, 8.50%, 10/12/04 [HUF]                                244,990,000          892,348
 Series 05/E, 9.25%, 5/12/05 [HUF]                                 157,910,000          591,645
 Series 06/E, 8.50%, 5/12/06 [HUF]                                 238,390,000          888,995
                                                                                   --------------
                                                                                      2,372,988

-------------------------------------------------------------------------------------------------
 ITALY--3.4%
 Italy (Republic of) Treasury Bonds, Buoni del Tesoro Poliennali,
 6%, 5/1/31 [EUR]                                                    3,760,000        3,383,551
-------------------------------------------------------------------------------------------------
 Italy (Republic of) Treasury Bonds, Cert Di Credito Del Tesoro,
 Zero Coupon, 3.30%, 7/15/02(4) [EUR]                                4,890,000        4,227,002
                                                                                   --------------
                                                                                      7,610,553

-------------------------------------------------------------------------------------------------
 IVORY COAST--0.2%
 Ivory Coast (Government of) Past Due Interest Bonds,
 Series F, 1.895%, 3/29/18(1,2) [FRF]                               16,919,500          507,709
-------------------------------------------------------------------------------------------------
 MEXICO--1.7%
 United Mexican States Bonds:
 5.01%, 12/31/19 [DEM]                                               4,810,000        1,868,735
 11.50%, 5/15/26(6)                                                  1,530,000        1,986,705
                                                                                   --------------
                                                                                      3,855,440

-------------------------------------------------------------------------------------------------
 NEW ZEALAND--0.7%
 New Zealand (Government of) Treasury Bills, Zero Coupon,
 5.22%, 9/18/02(4) [NZD]                                             3,740,000        1,603,576



   9  OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
-------------------------------------------------------------------------------------------------

                                                                     PRINCIPAL     MARKET VALUE
                                                                        AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------------------------
 PERU--2.4%
 Peru (Republic of) Sr. Nts., Zero Coupon, 4.53%, 2/28/16(4)     $  10,473,897  $     5,338,545
-------------------------------------------------------------------------------------------------
 PHILIPPINES--1.0%
 Philippines (Republic of) Nts., 10.625%, 3/16/25                    2,125,000        2,247,188
-------------------------------------------------------------------------------------------------
 PORTUGAL--0.7%
 Portugal (Republic of) Obrig Do Tes Medio Prazo Unsec.
 Unsub. Bonds, 5.85%, 5/20/10 [EUR]                                  1,765,000        1,588,174
-------------------------------------------------------------------------------------------------
 RUSSIA--8.0%
 Deutsche Bank AG, OAO Gazprom Loan Participation Nts.,
 10%, 12/9/02(3)                                                     1,400,000        1,419,040
-------------------------------------------------------------------------------------------------
 Russia (Government of) Debs., Series VI, 3%, 5/14/06               12,925,000       10,073,487
-------------------------------------------------------------------------------------------------
 Russian Federation Unsub. Nts., 5%, 3/31/30(5,6)                    8,301,000        5,491,630
-------------------------------------------------------------------------------------------------
 Russian Ministry of Finance Debs., Series V, 3%, 5/14/08              940,000          640,375
                                                                                   --------------
                                                                                     17,624,532

-------------------------------------------------------------------------------------------------
 SPAIN--2.7%
 Spain (Kingdom of) Bonds, Bonos y Obligacion del Estado:
 4.25%, 7/30/02(3) [EUR]                                             4,020,000        3,524,145
 5.75%, 7/30/32 [EUR]                                                2,735,000        2,365,585
                                                                                   --------------
                                                                                      5,889,730

-------------------------------------------------------------------------------------------------
 SWEDEN--0.5%
 Sweden (Kingdom of) Bonds, Series 1037, 8%, 8/15/07 [SEK]          10,505,000        1,130,488
-------------------------------------------------------------------------------------------------
 THE NETHERLANDS--3.7%
 Netherlands (Government of) Bonds, 5.50%, 1/15/28 [EUR]             4,460,000        3,820,868
-------------------------------------------------------------------------------------------------
 Netherlands (Government of) Treasury Bills, Zero Coupon,
 3.36%, 9/30/02(4)  [EUR]                                            5,130,000        4,399,043
                                                                                   --------------
                                                                                      8,219,911

-------------------------------------------------------------------------------------------------
 TURKEY--0.4%
 Turkey (Republic of) Bonds, 11.75%, 6/15/10                           540,000          557,550
-------------------------------------------------------------------------------------------------
 Turkey (Republic of) Sr. Unsec. Unsub. Nts., 11.875%, 1/15/30         255,000          258,698
                                                                                   --------------
                                                                                        816,248

-------------------------------------------------------------------------------------------------
 UKRAINE--0.8%
 Ukraine (Republic of) Sr. Unsec. Nts., 11%, 3/15/07                 1,699,900        1,720,936
-------------------------------------------------------------------------------------------------
 VENEZUELA--3.4%
 Venezuela (Republic of) Bonds, 9.25%, 9/15/27                         720,000          495,360
-------------------------------------------------------------------------------------------------
 Venezuela (Republic of) Collateralized Par Bonds,
 Series W-B, 6.75%, 3/31/20                                            159,000          120,144
-------------------------------------------------------------------------------------------------
 Venezuela (Republic of) Debs., Series DL, 2.875%, 12/18/07(5)       7,737,033        6,334,696
-------------------------------------------------------------------------------------------------
 Venezuela (Republic of) Front-Loaded Interest Reduction Bonds,
 Series B, 3.313%, 3/31/07(5)                                          790,459          646,200
                                                                                   --------------
                                                                                      7,596,400
                                                                                   --------------
 Total Foreign Government Obligations (Cost $156,117,183)                           153,208,508



   10 OPPENHEIMER INTERNATIONAL BOND FUND

                                                                     PRINCIPAL     MARKET VALUE
                                                                        AMOUNT       SEE NOTE 1
=================================================================================================
 CORPORATE BONDS AND NOTES--4.9%
-------------------------------------------------------------------------------------------------
 Capital Gaming International, Inc., 11.50%, Promissory Nts.,
 8/1/1995(1,2,3)                                                   $     2,000  $            --
-------------------------------------------------------------------------------------------------
 Fuji JGB Investment LLC:
 9.87%, Non-Cum. Bonds, Series A, 12/31/49(5,8)                      9,211,000        7,532,433
 9.87%, Non-Cum. Bonds, Series A, 12/31/49(5)                        1,140,000          932,252
-------------------------------------------------------------------------------------------------
 IBJ Preferred Capital Co. (The) LLC,
 8.79% Non-Cum. Bonds, Series A, 12/29/49(5)                           380,000          292,930
-------------------------------------------------------------------------------------------------
 Mexican Williams, 2.724% Sr. Nts., 11/15/08(3,5)                      500,000          502,500
-------------------------------------------------------------------------------------------------
 Moran Energy, Inc., 8.75% Cv. Sub. Debs., 1/15/08                     107,000          107,535
-------------------------------------------------------------------------------------------------
 Ongko International Finance Co. BV, 10.50% Sec. Nts.,
 3/29/04(1,2,3)                                                        550,000           11,000
-------------------------------------------------------------------------------------------------
 Petroleos Mexicanos, 9.50% Sr. Sub. Nts., 9/15/27                     765,000          835,763
-------------------------------------------------------------------------------------------------
 Tokai Preferred Capital Co. LLC, 9.98% Non-Cum. Bonds,
 Series A, 12/29/49(5,8)                                               695,000          561,671
                                                                                   --------------
 Total Corporate Bonds and Notes (Cost $12,662,747)                                  10,776,084

                                                                        SHARES
=================================================================================================
 COMMON STOCKS--0.0%
-------------------------------------------------------------------------------------------------
 OpTel, Inc., Non-Vtg. (2,3)                                                45                1
-------------------------------------------------------------------------------------------------
 Price Communications Corp. (2)                                          1,105           19,492
                                                                                   --------------
 Total Common Stocks (Cost $11)                                                          19,493

                                                                         UNITS
=================================================================================================
 RIGHTS, WARRANTS AND CERTIFICATES--3.6%
-------------------------------------------------------------------------------------------------
 Chesapeake Energy Corp. Wts.:
 Exp. 1/23/03(2,3)                                                         207               --
 Exp. 1/23/03(2,3)                                                         119               --
 Exp. 9/1/04(2,3)                                                          350               --
-------------------------------------------------------------------------------------------------
 ICG Communications, Inc. Wts., Exp. 9/15/05(2,3)                          495                5
-------------------------------------------------------------------------------------------------
 Loral Space & Communications Ltd. Wts., Exp. 1/15/07(2,3)                  50                1
-------------------------------------------------------------------------------------------------
 Mexico Value Rts., Exp. 6/30/03(2)                                     70,000               26
-------------------------------------------------------------------------------------------------
 Microcell Telecommunications, Inc. Wts., Exp. 6/1/06(2,8)                 100              283
-------------------------------------------------------------------------------------------------
 Morgan Stanley Dean Witter & Co. Wts., Exp. 6/5/03(2)                 715,935        7,894,114
-------------------------------------------------------------------------------------------------
 Protection One, Inc. Wts., Exp. 6/30/05(2,3)                              640                1
                                                                                   --------------
 Total Rights, Warrants and Certificates (Cost $7,320,636)                            7,894,430



   11 OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
-------------------------------------------------------------------------------------------------

                                                                     PRINCIPAL     MARKET VALUE
                                                                        AMOUNT       SEE NOTE 1
=================================================================================================
 STRUCTURED NOTES--14.6%
-------------------------------------------------------------------------------------------------
 Bank of America, Brazilian Real Linked Nts., 1.70%, 2/1/05(5) $     1,510,000    $   1,672,476
-------------------------------------------------------------------------------------------------
 Credit Suisse First Boston Corp. (Nassau Branch)
 US Dollar/Philippine Peso Linked Nts., 12.50%, 3/15/12 [PHP]      119,085,000        2,255,659
-------------------------------------------------------------------------------------------------
 Deutsche Bank AG, Venezuelan Bolivar Linked Nts.,
 37%, 4/25/02 [VEB]                                              1,504,950,000        1,628,770
-------------------------------------------------------------------------------------------------
 Deutsche Bank AG, Brazilian Real Linked Nts.:
 1.60%, 10/1/04                                                      2,470,000        2,669,823
 2.084%, 2/8/04(5)                                                   3,475,000        3,533,727
-------------------------------------------------------------------------------------------------
 Deutsche Bank AG, Indonesian Rupiah Linked Nts.:
 10%, 5/22/05 [IDR]                                             25,890,000,000        2,154,206
 13%, 5/28/02                                                        2,325,000        2,385,450
-------------------------------------------------------------------------------------------------
 Deutsche Bank AG, Korean Won, Thai Baht, Philippines
 Peso & Japanese Yen Linked Nts., 8.014%, 6/20/02                    4,215,000        4,410,997
-------------------------------------------------------------------------------------------------
 Deutsche Bank AG, Venezuelan Bolivar Linked Nts.,
 2.33%, 4/8/04(5)                                                    2,270,000        2,270,000
-------------------------------------------------------------------------------------------------
 JPMorgan Chase Bank, EMBI Plus Linked CD, 1.288%, 2/6/03            2,480,000        2,461,858
-------------------------------------------------------------------------------------------------
 JPMorgan Chase Bank, EMBI Plus/EMBI Global Linked Nts.,
 1.02%, 3/11/03                                                      1,130,000        1,139,127
-------------------------------------------------------------------------------------------------
 Standard Chartered Bank, Indonesian Rupiah Linked Nts.,
 14.63%, 5/28/02                                                     2,175,000        2,250,038
-------------------------------------------------------------------------------------------------
 UBS AG Australian Dollar Property Index Linked Nts.,
 7%, 7/30/02 [AUD]                                                   6,300,000        3,576,057
                                                                                   --------------
 Total Structured Notes (Cost $31,786,714)                                           32,408,188


                                                  DATE       STRIKE     CONTRACTS
=================================================================================================
 OPTIONS PURCHASED--0.1%
-------------------------------------------------------------------------------------------------
 Ecuador (Republic of) Unsec. Bonds,
 5%, 8/15/30 Put(2,3)                          4/22/02       47.85%        27,520         1,720
-------------------------------------------------------------------------------------------------
 Qatar (State of) Sr. Unsec. Unsub.
 Bonds, 9.75%, 6/15/30 Call(2,3)               3/19/03      114.00%       155,236       154,645
                                                                                   --------------
 Total Options Purchased (Cost $182,756)                                                156,365


=================================================================================================
 REPURCHASE AGREEMENTS--9.4%
-------------------------------------------------------------------------------------------------
 Repurchase agreement with Banc One Capital Markets, Inc.,
 1.80%, dated 3/28/02, to be repurchased at $20,868,173
 on 4/1/02, collateralized by U.S. Treasury Bonds,
 6.625%--13.75%, 8/15/04--2/15/27, with a value of $2,887,529,
 U.S. Treasury Nts., 5.25%--7%, 5/31/02--8/15/10, with a value of $15,633,166 and U.S. Treasury Bills, 4/18/02--6/27/02, with
 a value of $2,783,773 (Cost $20,864,000)                      $      20,864,000  $  20,864,000
-------------------------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $228,941,717)                           101.9%   225,335,737
-------------------------------------------------------------------------------------------------
 LIABILITIES IN EXCESS OF OTHER ASSETS                                      (1.9)    (4,097,304)
                                                               ----------------------------------
 NET ASSETS                                                                100.0% $ 221,238,433
                                                               ==================================



   12 OPPENHEIMER INTERNATIONAL BOND FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal Amount is reported in U.S. Dollars, except for those denoted in the following currencies:
 ARP   Argentine Peso                     HUF   Hungary Forints
 AUD   Australian Dollar                  IDR   Indonesian Rupiah
 CAD   Canadian Dollar                    NZD   New Zealand Dollar
 DEM   German Mark                        PHP   Philippines Peso
 EUR   Euro                               SEK   Swedish Krona
 FRF   French Franc                       VEB   Venezuelan Bolivar
 GBP   British Pound Sterling

1. Issuer is in default.
2. Non-income producing security.
3. Identifies issues considered to be illiquid or restricted--See Note 9 of Notes to Financial Statements.
4. Zero coupon bond reflects effective yield on the date of purchase.
5. Represents the current interest rate for a variable or increasing rate security.
6. A sufficient amount of liquid assets has been designated to cover outstanding written options, as follows:

                      PRINCIPAL (000S) EXPIRATION   EXERCISE     PREMIUM  MARKET VALUE
                   SUBJECT TO CALL/PUT      DATES      PRICE    RECEIVED    SEE NOTE 1
---------------------------------------------------------------------------------------
 Ecuador (Republic of) Unsec.
 Bonds, 5%, 8/15/30 Call        $1,720    4/22/02      4.985%  $  33,540  $     73,960
 Russian Federation Unsub. Nts.,
 5%, 3/31/30 Call                6,960    5/14/02      5.000     221,328     1,113,600
 United Mexican States Bonds,
 11.50%, 5/15/26 Put             1,970    3/19/03     12.900     175,330       201,925
                                                               -----------------------
                                                                $430,198  $  1,389,485
                                                               =======================


7. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of Notes to Financial Statements.
8. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $8,094,387 or 3.66% of the Fund's net assets as of March 31, 2002.



   13 OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued
Distribution of investments representing geographic diversification, as a percentage of total investments at value, is as follows:

 GEOGRAPHICAL DIVERSIFICATION                 MARKET VALUE            PERCENT
-------------------------------------------------------------------------------
 United States                               $ 42,624,101               18.8%
 Brazil                                        22,981,787               10.2
 Germany                                       21,564,412                9.6
 Russia                                        17,624,532                7.8
 Venezuela                                     11,495,170                5.1
 France                                         8,916,653                4.0
 The Netherlands                                8,219,911                3.6
 Peru                                           7,800,403                3.5
 Austria                                        7,708,648                3.4
 Italy                                          7,610,553                3.4
 Indonesia                                      6,800,694                3.0
 Great Britain                                  6,514,606                2.9
 Spain                                          5,889,730                2.6
 Belgium                                        5,520,463                2.4
 Mexico                                         5,193,729                2.3
 Philippines                                    4,502,847                2.0
 Ecuador                                        3,679,665                1.6
 Canada                                         3,576,931                1.6
 Australia                                      3,576,057                1.6
 Finland                                        3,195,535                1.4
 Argentina                                      2,947,117                1.3
 Greece                                         2,857,600                1.3
 Colombia                                       2,832,814                1.3
 Hungary                                        2,372,988                1.1
 Ukraine                                        1,720,936                0.8
 New Zealand                                    1,603,576                0.7
 Portugal                                       1,588,174                0.7
 Egypt                                          1,139,127                0.5
 Sweden                                         1,130,488                0.5
 Turkey                                           816,248                0.4
 Guatemala                                        667,888                0.3
 Ivory Coast                                      507,709                0.2
 Qatar                                            154,645                0.1
                                             --------------------------------
 Total                                       $225,335,737              100.0%
                                             ================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



   14 OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
-----------------------------------------------------------------------------------------------


 March 31, 2002
===============================================================================================
 ASSETS
-----------------------------------------------------------------------------------------------
 Investments, at value (cost $228,941,717)-- see accompanying statement          $225,335,737
-----------------------------------------------------------------------------------------------
 Cash--foreign currencies (cost $57,960)                                               42,551
-----------------------------------------------------------------------------------------------
 Collateral for futures                                                             1,176,100
-----------------------------------------------------------------------------------------------
 Unrealized appreciation on foreign currency contracts                                192,584
-----------------------------------------------------------------------------------------------
 Receivables and other assets:
 Interest and principal paydowns                                                    3,775,837
 Investments sold                                                                   1,826,801
 Shares of beneficial interest sold                                                   482,479
 Daily variation on futures contracts                                                  50,340
 Other                                                                                  2,670
                                                                                 --------------
 Total assets                                                                     232,885,099

===============================================================================================
 LIABILITIES
-----------------------------------------------------------------------------------------------
 Bank overdraft                                                                     1,651,807
-----------------------------------------------------------------------------------------------
 Unrealized depreciation on foreign currency contracts                                 65,415
-----------------------------------------------------------------------------------------------
 Options written, at value (premiums received $430,198)                             1,389,485
-----------------------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased                                                              6,858,755
 Shares of beneficial interest redeemed                                               579,002
 Dividends                                                                            426,130
 Closed foreign currency contracts                                                    360,298
 Distribution and service plan fees                                                   133,865
 Shareholder reports                                                                  133,661
 Transfer and shareholder servicing agent fees                                         14,528
 Trustees' compensation                                                                   622
 Swap contract                                                                             71
 Other                                                                                 33,027
                                                                                 --------------
 Total liabilities                                                                 11,646,666

===============================================================================================
 NET ASSETS                                                                      $221,238,433
                                                                                 ==============

===============================================================================================
 COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------------------
 Paid-in capital                                                                 $269,894,498
-----------------------------------------------------------------------------------------------
 Overdistributed net investment income                                               (427,139)
-----------------------------------------------------------------------------------------------
 Accumulated net realized loss on investments and foreign currency transactions   (44,052,040)
-----------------------------------------------------------------------------------------------
 Net unrealized depreciation on investments and translation of
 assets and liabilities denominated in foreign currencies                          (4,176,886)
                                                                                 --------------
 NET ASSETS                                                                      $221,238,433
                                                                                 ==============



   15 OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued
-----------------------------------------------------------------------------------------------


===============================================================================================
 NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------------
 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 116,277,148 and 28,272,541 shares of beneficial interest outstanding)                    $4.11
 Maximum offering price per share (net asset value plus sales charge of 4.75% of
 offering price)                                                                          $4.31
-----------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $78,870,480
 and 19,243,030 shares of beneficial interest outstanding)                                $4.10
-----------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $25,919,177
 and 6,325,436 shares of beneficial interest outstanding)                                 $4.10
-----------------------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $171,628 and
 41,765 shares of beneficial interest outstanding)                                        $4.11


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



   16 OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF OPERATIONS  Unaudited
-----------------------------------------------------------------------------------


 For the Six Months Ended March 31, 2002
===================================================================================
 INVESTMENT INCOME
-----------------------------------------------------------------------------------
 Interest (net of foreign withholding taxes of $32,846)                $ 8,071,058
-----------------------------------------------------------------------------------
 Dividends                                                                     929
                                                                       ------------
 Total income                                                            8,071,987

===================================================================================
 EXPENSES
-----------------------------------------------------------------------------------
 Management fees                                                           848,952
-----------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                   139,255
 Class B                                                                   408,135
 Class C                                                                   127,509
 Class N                                                                       288
-----------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees                             313,488
-----------------------------------------------------------------------------------
 Shareholder reports                                                       161,296
-----------------------------------------------------------------------------------
 Custodian fees and expenses                                                46,291
-----------------------------------------------------------------------------------
 Trustees' compensation                                                      4,644
-----------------------------------------------------------------------------------
 Other                                                                      19,314
                                                                       ------------
 Total expenses                                                          2,069,172
 Less reduction to custodian expenses                                       (3,103)
                                                                       ------------
 Net expenses                                                            2,066,069

===================================================================================
 NET INVESTMENT INCOME                                                   6,005,918

===================================================================================
 REALIZED AND UNREALIZED GAIN (LOSS)
-----------------------------------------------------------------------------------
 Net realized gain (loss) on:
 Investments (including premiums on options exercised)                  10,107,125
 Closing of futures contracts                                              (59,906)
 Closing and expiration of option contracts written                        118,652
 Foreign currency transactions                                          (1,857,597)
                                                                       ------------
 Net realized gain                                                       8,308,274

-----------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation) on:
 Investments                                                             5,146,119
 Translation of assets and liabilities denominated in foreign
 currencies                                                             (4,130,618)
                                                                       ------------
 Net change                                                              1,015,501
                                                                       ------------
 Net realized and unrealized gain                                        9,323,775


===================================================================================
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $15,329,693
                                                                       ============




SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



   17 OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------
                                                          SIX MONTHS           YEAR
                                                               ENDED          ENDED
                                                      MARCH 31, 2002  SEPTEMBER 30,
                                                         (UNAUDITED)           2001
===================================================================================
 OPERATIONS
-----------------------------------------------------------------------------------
 Net investment income                                  $  6,005,918  $ 16,024,101
-----------------------------------------------------------------------------------
 Net realized gain (loss)                                  8,308,274   (18,499,271)
-----------------------------------------------------------------------------------
 Net change in unrealized appreciation                     1,015,501     2,722,710
 Net increase in net assets resulting from operations     15,329,693       247,540

===================================================================================
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------
 Dividends from net investment income:
 Class A                                                  (3,400,927)           --
 Class B                                                  (1,975,422)           --
 Class C                                                    (617,141)           --
 Class N                                                      (3,363)           --
-----------------------------------------------------------------------------------
 Tax return of capital distribution:
 Class A                                                          --    (8,487,688)
 Class B                                                          --    (6,076,453)
 Class C                                                          --    (1,760,643)
 Class N                                                          --        (1,308)

===================================================================================
 BENEFICIAL INTEREST TRANSACTIONS
-----------------------------------------------------------------------------------
 Net increase (decrease) in net assets resulting from
 beneficial interest transactions:
 Class A                                                  (7,384,168)   26,717,450
 Class B                                                  (8,926,846)   (8,296,328)
 Class C                                                    (332,059)     (825,212)
 Class N                                                      58,359       110,344

===================================================================================
 NET ASSETS
-----------------------------------------------------------------------------------
 Total increase (decrease)                                (7,251,874)    1,627,702
-----------------------------------------------------------------------------------
 Beginning of period                                     228,490,307   226,862,605
                                                        ---------------------------
 End of period (including overdistributed net investment
 income of $427,139 and $436,204, respectively)         $221,238,433  $228,490,307
                                                        ===========================



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



   18 OPPENHEIMER INTERNATIONAL BOND FUND

FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------
                                         SIX MONTHS                                             YEAR
                                              ENDED                                            ENDED
                                     MARCH 31, 2002                                        SEPT. 30,
 CLASS A                                (UNAUDITED)      2001      2000      1999      1998     1997
======================================================================================================
 PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period         $3.95     $4.19     $4.23     $4.32     $5.51    $5.49
------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                          .11       .30(1)    .45       .58       .56       .52
 Net realized and unrealized gain (loss)        .16      (.24)(1)  (.08)     (.14)    (1.20)      .08
                                              --------------------------------------------------------
 Total income (loss) from
 investment operations                          .27       .06       .37       .44      (.64)      .60
------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income          (.11)       --      (.21)     (.53)     (.53)     (.53)
 Tax return of capital distribution              --      (.30)     (.20)       --        --        --
 Distributions from net realized gain            --        --        --        --      (.02)     (.05)
                                              --------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                               (.11)     (.30)     (.41)     (.53)     (.55)     (.58)
------------------------------------------------------------------------------------------------------
 Net asset value, end of period               $4.11     $3.95     $4.19     $4.23     $4.32     $5.51
                                              ========================================================

======================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)           7.01%     1.40%     8.93%    10.58%   (12.50)%   11.33%
------------------------------------------------------------------------------------------------------

======================================================================================================
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)  $116,277  $118,733  $100,928  $102,236  $ 97,404  $114,847
------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)         $120,572  $117,000  $110,968  $101,948  $108,264  $ 89,112
------------------------------------------------------------------------------------------------------
 Ratios to average net assets: (3)
 Net investment income                         5.64%     7.10%(1) 10.23%    13.47%    11.09%     9.24%
 Expenses                                      1.46%     1.38%     1.31%     1.26%     1.24%(4)  1.28%(4)
 Expenses, net of reduction to
 custodian and/or voluntary waiver
 of transfer agent fees                        N/A       N/A(5)    1.29%     1.25%     N/A(5)      N/A(5)
------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                        197%      377%      288%      285%      446%      280%



1. Without the adoption of the change in amortization method for the fiscal years beginning after December 15, 2000, these amounts would have been:
Net investment income                   $.32
Net realized and unrealized loss        (.26)
Net investment income ratio             7.46%

2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

3. Annualized for periods of less than one full year.

4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

5. Beginning 2001, the net effect of reduction to custodian and excess expenses was less than 0.01%. Noted previous periods reflect a net effect of less than 0.02%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




   19 OPPENHEIMER INTERNATIONAL BOND FUND

FINANCIAL HIGHLIGHTS  Continued
-------------------------------------------------------------------------------------------------------
                                         SIX MONTHS                                              YEAR
                                              ENDED                                             ENDED
                                     MARCH 31, 2002                                         SEPT. 30,
 CLASS B                                (UNAUDITED)      2001      2000      1999      1998      1997
=======================================================================================================
 PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period         $3.94     $4.17     $4.22     $4.31     $5.50     $5.48
-------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                          .10       .26(1)    .42       .55       .52       .48
 Net realized and unrealized gain (loss)        .16      (.22)(1)  (.09)     (.14)    (1.20)      .07
                                            -----------------------------------------------------------
 Total income (loss) from
 investment operations                          .26       .04       .33       .41      (.68)      .55
-------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income          (.10)       --      (.20)     (.50)     (.49)     (.48)
 Tax return of capital distribution              --      (.27)     (.18)       --        --        --
 Distributions from net realized gain            --        --        --        --      (.02)     (.05)
                                            -----------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                               (.10)     (.27)     (.38)     (.50)     (.51)     (.53)
-------------------------------------------------------------------------------------------------------
 Net asset value, end of period               $4.10     $3.94     $4.17     $4.22     $4.31     $5.50
                                            ===========================================================s


=======================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)           6.61%     0.85%     7.94%     9.79%   (13.16)%   10.52%
-------------------------------------------------------------------------------------------------------


=======================================================================================================
 RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)   $78,870   $84,427  $ 98,272  $118,632  $119,998  $122,874
-------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)          $81,821   $93,455  $115,116  $122,878  $128,789  $ 87,557
-------------------------------------------------------------------------------------------------------
 Ratios to average net assets: (3)
 Net investment income                         4.88%     6.40%(1)  9.63%    12.70%    10.33%     8.57%
 Expenses                                      2.23%     2.14%     2.05%     2.02%     2.00%(4)  2.04%(4)
 Expenses, net of reduction to
 custodian and/or voluntary waiver
 of transfer agent fees                         N/A       N/A(5)   2.03%     2.01%      N/A(5)    N/A(5)
-------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                        197%      377%      288%      285%      446%      280%



1. Without the adoption of the change in amortization method for the fiscal years beginning after December 15, 2000, these amounts would have been:
Net investment income                   $.28
Net realized and unrealized loss        (.24)
Net investment income ratio             6.76%

2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

3. Annualized for periods of less than one full year.

4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

5. Beginning 2001, the net effect of reduction to custodian and excess expenses was less than 0.01%. Noted previous periods reflect a net effect of less than 0.02%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



   20 OPPENHEIMER INTERNATIONAL BOND FUND

                                         SIX MONTHS                                              YEAR
                                              ENDED                                             ENDED
                                     MARCH 31, 2002                                         SEPT. 30,
 CLASS C                                (UNAUDITED)      2001      2000      1999      1998      1997
=======================================================================================================
 PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period        $ 3.94     $4.17     $4.22     $4.31     $5.50     $5.48
-------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                          .10       .26(1)    .41       .55       .52       .48
 Net realized and unrealized gain (loss)        .16      (.22)(1)  (.08)     (.14)    (1.20)      .07
                                            -----------------------------------------------------------
 Total income (loss) from
 investment operations                          .26       .04       .33       .41      (.68)      .55
-------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income          (.10)       --      (.19)     (.50)     (.49)     (.48)
 Tax return of capital distribution              --      (.27)     (.19)       --        --        --
 Distributions from net realized gain            --        --        --        --      (.02)     (.05)
                                            -----------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                               (.10)     (.27)     (.38)     (.50)     (.51)     (.53)
-------------------------------------------------------------------------------------------------------
 Net asset value, end of period               $4.10     $3.94     $4.17     $4.22     $4.31     $5.50
                                              =========================================================

=======================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)           6.61%     0.85%     7.95%     9.80%   (13.16)%   10.52%
-------------------------------------------------------------------------------------------------------


=======================================================================================================
 RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)   $25,919   $25,221   $27,663   $29,456   $27,636   $28,684
-------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)          $25,576   $27,125   $30,710   $28,918   $29,336   $19,883
-------------------------------------------------------------------------------------------------------
 Ratios to average net assets: (3)
 Net investment income                         4.87%     6.39%(1)  9.55%    12.76%    10.33%     8.62%
 Expenses                                      2.23%     2.14%     2.05%     2.02%     2.00%(4)  2.04%(4)
 Expenses, net of reduction to
 custodian and/or voluntary waiver
 of transfer agent fees                         N/A       N/A(5)   2.03%     2.01%      N/A(5)      N/A(5)
-------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                        197%      377%      288%      285%      446%      280%



1. Without the adoption of the change in amortization method for the fiscal years beginning after December 15, 2000, these amounts would have been:
Net investment income                   $.28
Net realized and unrealized loss        (.24)
Net investment income ratio             6.75%

2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

3. Annualized for periods of less than one full year.

4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

5. Beginning 2001, the net effect of reduction to custodian and excess expenses was less than 0.01%. Noted previous periods reflect a net effect of less than 0.02%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




   21 OPPENHEIMER INTERNATIONAL BOND FUND

FINANCIAL HIGHLIGHTS  Continued
-----------------------------------------------------------------------------------------

                                                                  SIX MONTHS    PERIOD
                                                                       ENDED     ENDED
                                                              MARCH 31, 2002 SEPT. 30,
 CLASS N                                                         (UNAUDITED)      2001(1)
=========================================================================================
 PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------
 Net asset value, beginning of period                                 $ 3.95    $ 4.23
-----------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                                   .11       .16(2)
 Net realized and unrealized gain (loss)                                 .16      (.28)(2)
                                                                      -------------------
 Total income (loss) from
 investment operations                                                   .27      (.12)
-----------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                                   (.11)       --
 Tax return of capital distribution                                       --      (.16)
 Distributions from net realized gain                                     --        --
                                                                      -------------------
 Total dividends and/or distributions
 to shareholders                                                        (.11)     (.16)
-----------------------------------------------------------------------------------------
 Net asset value, end of period                                       $ 4.11     $3.95
                                                                      ===================

=========================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(3)                                    6.89%    (2.88)%
-----------------------------------------------------------------------------------------


=========================================================================================
 RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                             $  172      $109
-----------------------------------------------------------------------------------------
 Average net assets (in thousands)                                    $  125      $ 34
-----------------------------------------------------------------------------------------
 Ratios to average net assets: (4)
 Net investment income                                                  5.43%     6.56%(2)
 Expenses                                                               1.69%     1.39%
 Expenses, net of reduction to
 custodian and/or voluntary waiver
 of transfer agent fees                                                  N/A       N/A(5)
-----------------------------------------------------------------------------------------
 Portfolio turnover rate                                                 197%      377%



1. For the period from March 1, 2001 (inception of offering) to September 30, 2001.

2. Without the adoption of the change in amortization method for the fiscal years beginning after December 15, 2000, these amounts would have been:
Net investment income                   $.17
Net realized and unrealized loss        (.29)
Net investment income ratio             6.92%

3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

4. Annualized for periods of less than one full year.

5. The net effect of reduction to custodian and excess expenses was less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



   22 OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
-------------------------------------------------------------------------------


================================================================================
 1. SIGNIFICANT ACCOUNTING POLICIES
 Oppenheimer International Bond Fund (the Fund) is a registered investment company organized as a Massachusetts Business Trust. The Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek total return. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
 (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
 SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
 STRUCTURED NOTES. The Fund invests in foreign currency-linked structured notes whose market values and redemption prices are linked to foreign currency exchange rates. The structured notes are leveraged, which increases the volatility of each note's market value relative to the change in the underlying foreign currency exchange rate. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of March 31, 2002, the market value of these securities comprised 14.6% of the Fund's net assets and resulted in unrealized gains in the current period of $621,474. The Fund also hedges a portion of the foreign currency exposure generated by these securities, as discussed in Note 5.



   23 OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


================================================================================
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
 SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of March 31, 2002, securities with an aggregate market value of $3,465,826, representing 1.57% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
 FOREIGN CURRENCY TRANSLATION. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS. The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.
    The Manager believes that for the upcoming fiscal year end, a return of capital for tax purposes is likely to occur. The dollar and per share amounts for the fiscal year cannot be estimated as of March 31, 2002.



   24 OPPENHEIMER INTERNATIONAL BOND FUND

    As of March 31, 2002, the Fund had available for federal income tax purposes an estimated unused capital loss carryover of $35,590,753. This estimated capital loss carryover represents carryover as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and increased or decreased by capital losses or gains realized in the first six months of the current fiscal year.

 As of September 30, 2001, the Fund had available for federal income tax purposes unused capital loss carryovers as follows:

            EXPIRING
            --------------------------
               2002(1)     $ 1,592,328
               2006          3,413,515
               2007         24,055,190
               2008          4,438,059
               2009          1,299,082
                           -----------
              Total        $34,798,174
                           -----------
                           -----------

1. The capital loss carryover was acquired in connection with the Oppenheimer World Bond Fund merger.

--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
 CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

--------------------------------------------------------------------------------
 INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.



   25 OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


================================================================================
 2. SHARES OF BENEFICIAL INTEREST
 The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                  SIX MONTHS ENDED                 YEAR ENDED
                                   MARCH 31, 2002            SEPTEMBER 30, 2001(1)
                                SHARES        AMOUNT         SHARES         AMOUNT
-----------------------------------------------------------------------------------
 CLASS A
 Sold                        2,934,124  $ 11,922,609     11,475,782   $ 47,469,618
 Dividends and/or
 distributions reinvested      540,200     2,201,699      1,365,106      5,584,489
 Acquisition - Note 11              --            --      9,099,764     38,855,992
 Redeemed                   (5,262,635)  (21,508,476)   (15,986,371)   (65,192,649)
                            -------------------------------------------------------
 Net increase (decrease)    (1,788,311) $ (7,384,168)     5,954,281   $ 26,717,450
                            =======================================================

-----------------------------------------------------------------------------------
 CLASS B
 Sold                        1,159,853  $  4,720,132      2,577,998   $ 10,449,838
 Dividends and/or
 distributions reinvested      268,611     1,091,544        765,041      3,126,381
 Acquisition - Note 11              --            --      2,119,613      9,008,355
 Redeemed                   (3,635,540)  (14,738,522)    (7,563,989)   (30,880,902)
                            -------------------------------------------------------
 Net decrease               (2,207,076) $ (8,926,846)    (2,101,337)  $ (8,296,328)
                            =======================================================

-----------------------------------------------------------------------------------
 CLASS C
 Sold                          648,911  $  2,638,141      2,442,689   $ 10,125,425
 Dividends and/or
 distributions reinvested       88,180       358,133        228,472        933,199
 Acquisition - Note 11              --            --        389,518      1,655,452
 Redeemed                     (820,582)   (3,328,333)    (3,283,543)   (13,539,288)
                            -------------------------------------------------------
 Net decrease                  (83,491) $   (332,059)      (222,864)  $   (825,212)
                            =======================================================

-----------------------------------------------------------------------------------
 CLASS N
 Sold                           13,381  $     55,006         27,136   $    109,074
 Dividends and/or
 distributions reinvested          822         3,353            426          1,270
 Acquisition - Note 11              --            --             --             --
 Redeemed                           --            --             --             --
                            -------------------------------------------------------
 Net increase                   14,203  $     58,359         27,562   $    110,344
                            =======================================================

1. For the year ended September 30, 2001, for Class A, B and C shares and for the period from March 1, 2001 (inception of offering) to September 30, 2001, for Class N shares.


================================================================================
 3. PURCHASES AND SALES OF SECURITIES
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended March 31, 2002, were $374,420,090 and $440,837,612, respectively.



   26 OPPENHEIMER INTERNATIONAL BOND FUND

================================================================================
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for an annual fee of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $200 million and 0.50% of average annual net assets in excess of $1 billion. The Fund's management fee for the six months ended March 31, 2002 was an annualized rate of 0.75%.

--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS an agreed upon per account fee.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% per annum, effective October 1, 2001. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN FEES. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                 AGGREGATE          CLASS A    CONCESSIONS     CONCESSIONS     CONCESSIONS     CONCESSIONS
                 FRONT-END        FRONT-END     ON CLASS A      ON CLASS B      ON CLASS C      ON CLASS N
             SALES CHARGES    SALES CHARGES         SHARES          SHARES          SHARES          SHARES
 SIX MONTHS     ON CLASS A      RETAINED BY    ADVANCED BY     ADVANCED BY     ADVANCED BY     ADVANCED BY
 ENDED              SHARES      DISTRIBUTOR    DISTRIBUTOR(1)  DISTRIBUTOR(1)  DISTRIBUTOR(1)  DISTRIBUTOR(1)
-------------------------------------------------------------------------------------------------------------
 March 31, 2002   $104,268          $22,159        $33,404        $117,114         $21,907            $300

 1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                 CLASS A            CLASS B           CLASS C           CLASS N
              CONTINGENT         CONTINGENT        CONTINGENT        CONTINGENT
                DEFERRED           DEFERRED          DEFERRED          DEFERRED
           SALES CHARGES      SALES CHARGES     SALES CHARGES     SALES CHARGES
 SIX MONTHS  RETAINED BY        RETAINED BY       RETAINED BY       RETAINED BY
 ENDED       DISTRIBUTOR        DISTRIBUTOR       DISTRIBUTOR       DISTRIBUTOR
-------------------------------------------------------------------------------
 March 31, 2002   $9,593           $138,561            $1,507               $--

 The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.



   27 OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


================================================================================
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued
 CLASS A SERVICE PLAN FEES. Under the Class A Service Plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A Service Plan permits reimbursements to the Distributor at a rate of up to a specified percent of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed a specified percent of the average annual net assets consisting of Class A shares of the Fund. For the six months ended March 31, 2002, payments under the Class A plan totaled $139,255, all of which were paid by the Distributor to recipients, and included $6,572 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
 CLASS B, CLASS C AND CLASS N DISTRIBUTION AND SERVICE PLAN FEES. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B, Class C and Class N plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.
    The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The Distributor retains the asset-based sales charge on Class N shares. The asset-based sales charges on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.
    The Distributor's actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carryforward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

 Distribution fees paid to the Distributor for the six months ended March 31, 2002, were as follows:

                                                                  DISTRIBUTOR'S
                                                   DISTRIBUTOR'S      AGGREGATE
                                                       AGGREGATE   UNREIMBURSED
                                                    UNREIMBURSED  EXPENSES AS %
                   TOTAL PAYMENTS AMOUNT RETAINED       EXPENSES  OF NET ASSETS
                       UNDER PLAN  BY DISTRIBUTOR     UNDER PLAN       OF CLASS
--------------------------------------------------------------------------------
 Class B Plan            $408,135        $314,144     $4,796,026           6.08%
 Class C Plan             127,509          21,864        875,650           3.38
 Class N Plan                 288             155            435           0.25



   28 OPPENHEIMER INTERNATIONAL BOND FUND

================================================================================
 5. FOREIGN CURRENCY CONTRACTS
 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
    The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
    The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

 As of March 31, 2002, the Fund had outstanding foreign currency contracts as follows:

                                               CONTRACT VALUATION AS OF    UNREALIZED    UNREALIZED
 CONTRACT DESCRIPTION   EXPIRATION DATES  AMOUNT (000S)  MARCH 31, 2002  APPRECIATION  DEPRECIATION
---------------------------------------------------------------------------------------------------
 CONTRACTS TO PURCHASE
 Indonesia Rupiah (IDR)         4/3/02   22,545,875 IDR       2,294,742   $        --  $   6,591
 Japanese Yen (JPY)     4/30/02-5/1/02    3,028,340 JPY      22,883,851        46,710         --
 Swedish Krona (SEK)           5/28/02       10,450 SEK       1,005,187            --     10,510
---------------------------------------------------------------------------------------------------
                                                                               46,710     17,101
---------------------------------------------------------------------------------------------------
 CONTRACTS TO SELL
 Australian Dollar (AUD)       4/15/02        3,290 AUD       1,754,047            --     48,314
 Canadian Dollar (CAD)   5/6/02-5/8/02        5,130 CAD       3,214,453        16,220         --
 Euro (EUR)            4/15/02-5/28/02       32,790 EUR      28,572,925       129,654         --
---------------------------------------------------------------------------------------------------
                                                                              145,874     48,314
---------------------------------------------------------------------------------------------------
 Total Unrealized Appreciation and Depreciation                              $192,584    $65,415
---------------------------------------------------------------------------------------------------


================================================================================
 6. FUTURES CONTRACTS
 A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date at a negotiated price. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices "financial futures" or debt securities "interest rate futures" in order to gain exposure to or to seek to protect against changes in market value of stock and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.
    The Fund generally sells futures contracts to hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying fixed income securities.



   29 OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------



================================================================================
 6. FUTURES CONTRACTS Continued
    Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.
    Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported on the Statement of Operations as closing and expiration of futures contracts.
    Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

 As of March 31, 2002, the Fund had outstanding futures contracts as follows:

                                                                               UNREALIZED
                                 EXPIRATION     NUMBER OF  VALUATION AS OF   APPRECIATION
 CONTRACT DESCRIPTION                 DATES     CONTRACTS   MARCH 31, 2002 (DEPRECIATION)
-----------------------------------------------------------------------------------------
 CONTRACTS TO SELL
 Australian (Commonwealth of) Bonds 6/17/02            63    $  3,261,680     $   (9,616)
 Euro-Bundesobligation               6/6/02           110      10,055,108         83,489
 Euro-Schatz                         6/6/02           430      38,462,284        183,601
                                                                              -----------
                                                                              $  257,474
                                                                              ===========


================================================================================
 7. OPTION ACTIVITY
 The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.
    The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
    Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.
    Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments.



   30 OPPENHEIMER INTERNATIONAL BOND FUND

    Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.
    The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

 Written option activity for the six months ended March 31, 2002 was as follows:

                                        CALL OPTIONS                   PUT OPTIONS
                     -------------------------------------------------------------
                             PRINCIPAL                    PRINCIPAL
                               (000S)/                      (000S)/
                             NUMBER OF     AMOUNT OF      NUMBER OF      AMOUNT OF
                             CONTRACTS      PREMIUMS      CONTRACTS       PREMIUMS
----------------------------------------------------------------------------------
 Options outstanding as of
 September 30, 2001                 --      $     --    280,537,595      $ 147,278
 Options written             3,620,548       547,991      3,701,970        204,005
 Options closed or expired  (3,601,975)      (80,051)  (284,237,595)      (175,953)
 Options exercised              (9,893)     (213,072)            --             --
                            ------------------------------------------------------
 Options outstanding as of
 March 31, 2002                  8,680      $254,868          1,970       $175,330
                            ======================================================


================================================================================
 8. CREDIT SWAP TRANSACTIONS
 The Fund may enter into a credit swap transaction to seek to maintain a total return on a particular investment or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as a notional principal amount. The Fund records an increase or decrease to interest income, in the amount due to or owed by the Fund at termination or settlement. The Fund enters into swaps only on securities it owns. Credit swaps are subject to credit risks (if the counterparty fails to meet its obligations). The Fund segregates liquid assets to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive.

 As of March 31, 2002, the Fund had entered into the following credit swap agreements:

                            EXPIRATION     NUMBER OF  VALUATION AS OF    UNREALIZED
 CONTRACT DESCRIPTION             DATE     CONTRACTS   MARCH 31, 2002  DEPRECIATION
-----------------------------------------------------------------------------------
 J.P. Morgan Chase Bank, Jordan
 (Kingdom of) Credit Nts.       6/6/06       390,000            $(71)           $71


================================================================================
 9. ILLIQUID SECURITIES
 As of March 31, 2002, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of March 31, 2002 was $6,624,285, which represents 2.99% of the Fund's net assets.



   31 OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


================================================================================
 10. BANK BORROWINGS
 The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.
    The Fund had no borrowings outstanding during the six months ended or at March 31, 2002.


================================================================================
 11. ACQUISITION OF OPPENHEIMER WORLD BOND FUND
 On February 16, 2001, the Fund acquired all of the net assets of Oppenheimer World Bond Fund, pursuant to an Agreement and Plan of Reorganization approved by the Oppenheimer World Bond Fund shareholders on February 9, 2001. The Fund issued (at an exchange ratio of 1.663545 for Class A, 1.671579 for Class B and 1.668707 for Class C of the Fund to one share of Oppenheimer International Bond
 Fund) 9,099,764; 2,119,613; and 389,518 shares of beneficial interest for Class A, Class B and Class C, respectively, valued at $38,855,992, $9,008,355 and $1,655,452 in exchange for the net assets, resulting in combined Class A net assets of $141,638,099, Class B net assets of $103,839,460 and Class C net assets of $29,637,104 on February 16, 2001. The net assets acquired included net unrealized appreciation of $432,989 and unused capital loss carryover of $8,187,009. The exchange qualified as a tax-free reorganization for federal income tax purposes.



   32 OPPENHEIMER INTERNATIONAL BOND FUND

OPPENHEIMER INTERNATIONAL BOND FUND
--------------------------------------------------------------------------------


================================================================================
 OFFICERS AND TRUSTEES  James C. Swain, Trustee, CEO and Chairman of the Board
                        John V. Murphy, President and Trustee
                        William L. Armstrong, Trustee
                        Robert G. Avis, Trustee
                        George C. Bowen, Trustee
                        Edward L. Cameron, Trustee
                        Jon S. Fossel, Trustee
                        Sam Freedman, Trustee
                        C. Howard Kast, Trustee
                        Robert M. Kirchner, Trustee
                        F. William Marshall, Jr., Trustee
                        Ruggiero de'Rossi, Vice President
                        Arthur P. Steinmetz, Vice President
                        Robert G. Zack, Vice President and Secretary
                        Brian W. Wixted, Treasurer
                        Katherine P. Feld, Assistant Secretary
                        Kathleen T. Ives, Assistant Secretary
                        Denis R. Molleur, Assistant Secretary


================================================================================
 INVESTMENT ADVISOR     OppenheimerFunds, Inc.


================================================================================
 DISTRIBUTOR            OppenheimerFunds Distributor, Inc.


================================================================================
 TRANSFER AND
 SHAREHOLDER            OppenheimerFunds Services
 SERVICING AGENT


================================================================================
 CUSTODIAN OF           The Bank of New York
 PORTFOLIO SECURITIES


================================================================================
 INDEPENDENT AUDITORS   Deloitte & Touche LLP


================================================================================
 LEGAL COUNSEL          Myer, Swanson, Adams & Wolf, P.C.

                        The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

                        OPPENHEIMER FUNDS ARE DISTRIBUTED BY OPPENHEIMERFUNDS DISTRIBUTOR, INC., 498 SEVENTH AVENUE, NEW YORK, NY, 10018


                        (C)Copyright 2002 OppenheimerFunds, Inc. All rights reserved.



   33 OPPENHEIMER INTERNATIONAL BOND FUND

INFORMATION AND SERVICES
--------------------------------------------------------------------------------


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--------------------------------------------------------------------------------
TICKER SYMBOLS  Class A: OIBAX  Class B: OIBBX  Class C: OIBCX
                Class N: OIBNX



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RS0880.001.0302   May 30, 2002